Interests in Structured Entities - Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities [Member] - Financing SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 931	$ 853
Manulife Finance (Delaware), L.P.[Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 931	852
Manulife Financial Capital Trust II [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests		$ 1